Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Commodity price risk [member]
Statement Line Items [Line Items]
Financial Instruments and Risk Management Tables
	2017
	Quantity (000s payable pounds)	Weighted average forward price per pound
Zinc in zinc concentrate subject to final settlement	62,648	$1.51
Copper in copper concentrate subject to final settlement	-	-
	Quantity (payable ounces)	Weighted average forward price per ounce
Gold subject to final settlement	-	$-
Silver subject to final settlement	38,336	$16.87

Currency risk [member]
Statement Line Items [Line Items]
Financial Instruments and Risk Management Tables
	2017
	CAD	ZAR	AUD	EUR	RSD	MKD
Cash and cash equivalents	873	508	-	221	746	5,172
Accounts receivable	305	-	-	-	91,650	1,049
Payables and accruals	(8,722)	(6,117)	(118)	(585)	(321,498)	(723)
Net financial assets (liabilities)	(7,544)	(5,609)	(118)	(364)	(229,102)	5,498
USD foreign exchange rate	0.80	0.08	0.78	1.20	0.01	0.02
Balance sheet exposure in equivalent USD	(6,014)	(454)	(92)	(436)	(2,384)	108

	2016
	CAD	ZAR	AUD	EUR	RSD	MKD
Cash and cash equivalents	3,370	500	-	450	27,606	9,083
Accounts receivable	314	-	-	-	154,850	1,330
Payables and accruals	(14,755)	(2,640)	(121)	(576)	(610,122)	(270)
Net financial assets (liabilities)	(11,071)	(2,140)	(121)	(126)	(427,667)	10,143
USD foreign exchange rate	0.74	0.07	0.72	1.05	0.01	0.02
Balance sheet exposure in equivalent USD	(8,221)	(156)	(87)	(132)	(3,628)	174

Currency Variation risk [member]
Statement Line Items [Line Items]
Financial Instruments and Risk Management Tables
	2017	2016
CAD	$601	$822
ZAR	45	16
AUD	9	9
EUR	44	13
RSD	238	363
MKD	(11)	(17)

Credit risk [member]
Statement Line Items [Line Items]
Financial Instruments and Risk Management Tables
	2017	2016
Cash and cash equivalents	$124,598	$199,256
Due from non-controlling interest	-	5,000
Trade accounts receivable	16,556	3,338
Advances to vendors	11,199	7,725
	$152,353	$215,319